COMMITMENTS AND CONTINGENCIES - NUCLEAR FUEL DISPOSAL (Details) - San Diego Gas and Electric Company [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
December 2005 And Prior [Member]
Nuclear Fuel Disposal [Line Items]
Reduction Of Nuclear Power Expenses	$ 10
Reduction of Nuclear Decommissioning Balancing Account	15
Reduction Of Nuclear Plant	3
Nuclear Fuel Disposal Cost Recovery	142
Share Of Damage Award Paid	28
January 2006 Through December 2010 [Member]
Nuclear Fuel Disposal [Line Items]
Nuclear Fuel Disposal Cost Recovery	98
January 2011 Through December 2013 [Member]
Nuclear Fuel Disposal [Line Items]
Nuclear Fuel Disposal Cost Recovery, Increase	$ 84